Transactions in Foreign Currency (Details)	12 Months Ended
	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)
Transactions In Foreign Currency Abstract
Transactions in foreign currency purchase	3.758	3.705
Transactions in foreign currency sale	3.77	3.713
Net loss from exchange (in Nuevos Soles)	S/ 836,000
Net gain from exchange (in Nuevos Soles)		S/ 4,933,000